UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       December 31, 2000


Check here if Amendment [ ]; Amendment Number:

     This  Amendment  (Check  only  one.):  [ ] is a  restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
Address: 600 Montgomery Street
         San Francisco, California  94111

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Courtney Tozzi
Title: Vice President
Phone: (415) 781-0866

Signature, Place, and Date of Signing:

/s/ Courtney Tozzi                San Francisco, California    February 13, 2001
------------------------------    -------------------------    -----------------
        [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                --------

Form 13F Information Table Entry Total:               16
                                                --------

Form 13F Information Table Value Total:         $487,642
                                                --------
                                               (thousands)


List of Other Included Managers:

(None)

13-F 12/31/00
Cambridge Investments Ltd.

                                                                                    Shares on       Investment    Voting Authority-
Name of Issuer              Title of Class    Cusip Number   Fair Market Value   Principal Amount   Discretion          Sole
--------------              --------------    ------------   -----------------   ----------------   ----------    -----------------
Baker Hughes Inc.               Common         057224107          13,400              322,400          sole              322,400
BJ Svs Co.                      Common         055482103          47,194              685,219          sole              685,219
Cooper Cameron Corp.            Common         216640102          20,637              312,383          sole              312,383
Ensco Intl Inc.                 Common         26874Q100          68,447            2,009,460          sole            2,009,460
R&B Falcon Corp.                Common         74912E101          52,483            2,288,128          sole            2,288,128
Global Marine Inc.              Common         379352404          17,233              607,342          sole              607,342
Halliburton Co.                 Common         406216101          21,303              587,666          sole              587,666
Philip Morris Cos. Inc.         Common         718154107             383                8,700          sole                8,700
Marchfirst Inc.                 Common         566244109              15               10,000          sole               10,000
Nabors Inds Inc.                Common         629568106         106,444            1,799,554          sole            1,799,554
Noble Drilling Corp.            Common         655042109          38,688               891944          sole              891,944
Rown Cos. Inc.                  Common         779382100          29,601            1,096,347          sole            1,096,347
Transocean Sedco Forex Inc.     Common         G90078109          10,409              226,277          sole              226,277
Santa Fe Intl. Corp.            Common         G7805C108           6,082              189,700          sole              189,700
Smith Intl. Inc.                Common         832110100          19,362              259,681          sole              259,681
Schlumberger Ltd.               Common         806857108          35,961              449,866          sole              449,866